Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense
Schedule of tax expense attributable to loss
	2023	2022
	US$	US$

Tax expense attributable to loss is made up of:
- Movements in deferred tax liabilities	133,000	8000
	133,000	8,000

Schedule of income tax rates to profit or loss before income tax expense

	2023	2022
	US$	US$

Loss before income tax	(94,846,338)	(2,383,812)

Tax calculated at tax rate of 17% (2022: 17%)	(16,123,877)	(405,248)
Effects of:
- Listing expenses	15,821,445	-
- Expenses not deductible for tax purposes	467,334	172,993
- Income not subject to tax	(3,112)	(310)
- Utilization of tax losses	-	(11,000)
- Temporary difference	(28,790)	251,565
	133,000	8,000